Summary of Significant Accounting Policies (Tables)	3 Months Ended
May 28, 2021
Accounting Policies [Abstract]
Summary of Reconciliation of Condensed Balance Sheet
As of May 28, 2021, the Class A common stock subject to possible redemption reflected in the condensed balance sheet are reconciled in the following table:

Gross proceeds	$230,000,000
Less:
Issuance costs allocated to Class A common stock	(13,157,652)
Plus:
Accretion of carrying value to redemption value	13,157,652

Class A common stock subject to possible redemption	$230,000,000